Short-term loans	12 Months Ended
Dec. 31, 2022
Short-term loans
Short-term loans
1 5 .	Short-term loans
Components of the outstanding short-term loans are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
RMB denominated (Note a & b)	—	2,681,189
USD denominated (Note b)	1,935,024	—
EUR denominated (Note c)	40,160	6,249

Total	1,975,184	2,687,438

Notes:

(a)
During the year ended December 31, 2021, the Group entered into RMB denominated revolving credit facilities for a total credit of up to RMB2,730.0 million, in which nil was drawn down and RMB1,680.9 million was used for issuing letter of guarantee for procurement as of December 31, 2021. The letter of guarantee expires in 2022.

During the year ended December 31, 2022, the Group entered into new RMB denominated revolving credit facilities for a total credit of up to RMB7,600.0 million, in which RMB2,323.2 million was drawn down and outstanding as short-term loans as of December 31, 2022 with fixed interest rate ranging from 1.5% to 1.8% per annum, and RMB816.7 million was used for issuing letter of guarantee for procurement.

(b)
During the year ended December 31, 2021, the Group entered into USD denominated revolving credit facility agreements with multiple banks for a total credit of up to US$285.0 million (approximately RMB1,817.1 million) in which US$179.5 million (approximately RMB1,144.4 million) was drawn down and outstanding as of December 31, 2021, with fixed interest rate ranging from 0.936% to
0.94%
per annum. Certain of these agreements allow the Group to specify the currencies at the time of draw-down.

During the year ended December 31, 2022, the Group fully repaid the outstanding balance under these revolving credit facilities as of December 31, 2021 and amended these for a total credit of up to

US$195.0 million (approximately RMB1,345.0
million), in which RMB358.0 million (approximately US$51.9 million) was drawn down and outstanding as of December 31, 2022, with fixed interest rate ranging from
 2.55%
to
2.75% per annum.
During the year ended December 31, 2021, the Group entered into a non-revolving
credit facility agreement for a credit
line
of US$225.0 million (approximately RMB
1, 434.5
million). Under the credit facility agreement, the Group can specify the currencies at the time of drawdown. The Group drew down US$124 million (approximately RMB790.6 million) in 2021 and outstanding as of December 31, 2021, with fixed interest rate ranging from
0.99%
to
1.02% per annum.
During the year ended December 31, 2022, the Group repaid the outstanding balance under this non-revolving credit facility as of December 31, 2021 and amended the total credit line t
o US$125.0 million (approximately RMB862.2 million), in which nil was drawn down and outstanding

as of December 31, 2022.

(c)
During the year ended December 31,
2020, the Group entered into a three-year-term credit facility agreement for a credit line of
RMB200.0
million. Under the agreement, the Group can specify the currencies at the time of draw-down. During the year ended December 31, 2021,
EUR5.6 million (approximately RMB40.2
million) was drawn down and outstanding as of December 31, 2021, with fixed interest rate based on the
3-month
Europe Interbank Offered Rate plus
2.1
%.

During the year ended December 31, 2022, the Group repaid the outstanding balance as of December 31, 2021 and EUR0.8 million (approximately RMB6.2 million) was drawn down and outstanding as of December 31, 2022, with fixed rate based on the
3-month
Europe Interbank Offered Rate plus 2.2%.
Certain credit facilities, aggregating to RMB3,451.6 million and
RMB3,907.1
million as of December 31, 2021 and 2022, are guaranteed by the Company and security deposits, respectively. As of December 31, 2021 and 2022, RMB1,476.4 million and
RMB3,542.9
million, respectively, of these credit facilities remained available.